Vessels, net (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Net Book Value [Abstract]
Beginning balance			$ 63,672
Ending balance			71,100	$ 63,672
Vessels, Net [Abstract]
Estimated scrap rate per light-weight ton			$ 400		$ 250
Term in which historical scrap rates increased			10 years
Decrease in depreciation			$ (917)
Decrease in basic loss per share (in dollars per share)			$ (0.28)
Decrease in diluted loss per share (in dollars per share)			$ (0.27)
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance			$ 68,776	46,082
Vessel acquisitions			14,064	22,000
Additions for improvements			304	694
Ending balance			83,144	68,776
Accumulated Depreciation [Abstract]
Beginning balance			(5,104)	(354)
Depreciation for the year			(6,940)	(4,750)
Ending balance			(12,044)	(5,104)
Net Book Value [Abstract]
Beginning balance			63,672	45,728
Vessel acquisitions			14,064	22,000
Additions for improvements			304	694
Depreciation for the period			(6,940)	(4,750)
Ending balance			$ 71,100	$ 63,672
M/V Baltimore [Member]
Vessel Cost [Abstract]
Vessel acquisitions		$ 22,000
Net Book Value [Abstract]
Vessel acquisitions		$ 22,000
M/V Melia [Member]
Vessel Cost [Abstract]
Vessel acquisitions	$ 14,000
Net Book Value [Abstract]
Vessel acquisitions	14,000
Vessels, Net [Abstract]
Vessel predelivery expenses	$ 64